Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional information (Detail) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 26, 2014 $ / bbl bbl	Sep. 10, 2014 $ / bbl bbl	Mar. 31, 2015 $ / bbl bbl	Dec. 31, 2015 USD ($) $ / T	Dec. 31, 2014 USD ($) $ / T	Dec. 31, 2013 USD ($) $ / T
Derivative [Line Items]
Transfers between levels of fair value hierarchy				There were no transfers during the years ended December, 31 2015 and 2014.
Commodity Contract
Derivative [Line Items]
Average recorded price net of refining charges (per ton) | $ / T				4,787	6,827	6,575
Applicable three month forward copper price | $ / T				4,650
Commodity cash settle and swap transaction, volume | bbl	283,500		63,000
Derivative contracts, price per barrel	96.00		94.00
Derivative contracts, percent of usage		50.00%
Derivative contracts, spot price per barrel		99.10
Commodity Contract | Product Sales
Derivative [Line Items]
Gain (loss) on mark-to-market value of contracts | $				$ (1.6)	$ (8.1)	$ (7.9)
Commodity Contract | London Metal Exchange
Derivative [Line Items]
LME copper prices, average price per ton | $ / T				5,376	6,861	7,324
Commodity Contract | Brent Crude
Derivative [Line Items]
Derivative contracts, spot price per barrel	78.50
Commodity Contract | Gold Fields Australia (Pty) Limited
Derivative [Line Items]
Commodity cash settle and swap transaction, volume | bbl		136,500
Derivative contracts, price per barrel		115.00
Energy Related Derivative
Derivative [Line Items]
Oil derivative contracts | $				$ 1.5	$ 10.3
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member]
Derivative [Line Items]
Unionized workforce participation				76.00%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Peru
Derivative [Line Items]
Unionized workforce participation				10.00%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Australia
Derivative [Line Items]
Unionized workforce participation				0.00%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | South Africa
Derivative [Line Items]
Unionized workforce participation				93.00%
Unionized Employees Concentration Risk [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Ghana
Derivative [Line Items]
Unionized workforce participation				96.00%